Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
Income (loss) attributable to noncontrolling interest and non taxable income (loss)		(19.00%)	(22.00%)
Changes in fair value of warrant liabilities		5.00%
Change in valuation allowance		(99.00%)
Business Combination		89.00%
Other		3.00%
Effective income tax rate		0.00%	(1.00%)